Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Income Portfolio
September 30, 2022
VIPFINC-NPRT3-1122
1.822341.117
Domestic Equity Funds - 6.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	18,157	685,437
VIP Equity-Income Portfolio Initial Class (a)	29,268	645,644
VIP Growth & Income Portfolio Initial Class (a)	36,157	793,655
VIP Growth Portfolio Initial Class (a)	13,582	967,989
VIP Mid Cap Portfolio Initial Class (a)	6,365	198,409
VIP Value Portfolio Initial Class (a)	30,733	468,677
VIP Value Strategies Portfolio Initial Class (a)	17,406	230,975
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,177,412)		3,990,786

International Equity Funds - 13.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	448,916	3,977,394
VIP Overseas Portfolio Initial Class (a)	220,598	4,182,542
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,678,500)		8,159,936

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,115,557	10,742,818
Fidelity International Bond Index Fund (a)	182,507	1,613,359
Fidelity Long-Term Treasury Bond Index Fund (a)	221,402	2,291,506
VIP High Income Portfolio Initial Class (a)	232,733	1,042,645
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,432,729	22,624,377
TOTAL BOND FUNDS (Cost $41,357,873)		38,314,705

Short-Term Funds - 19.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $12,412,710)	12,412,710	12,412,710

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $65,626,495)	62,878,137
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,049)
NET ASSETS - 100.0%	62,871,088

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,367,795	4,992,731	4,030,989	-	(68,889)	(1,517,830)	10,742,818
Fidelity International Bond Index Fund	1,170,859	1,173,217	550,629	6,485	(13,470)	(166,618)	1,613,359
Fidelity Long-Term Treasury Bond Index Fund	2,168,551	1,711,506	867,469	38,440	(48,559)	(672,523)	2,291,506
VIP Contrafund Portfolio Initial Class	934,738	524,467	489,573	8,244	(8,754)	(275,441)	685,437
VIP Emerging Markets Portfolio Initial Class	5,301,766	2,441,506	2,232,819	-	(105,604)	(1,427,455)	3,977,394
VIP Equity-Income Portfolio Initial Class	988,776	444,956	657,344	1,181	22,270	(153,014)	645,644
VIP Government Money Market Portfolio Initial Class 2.72%	15,989,051	4,382,919	7,959,260	75,057	-	-	12,412,710
VIP Growth & Income Portfolio Initial Class	1,125,586	561,260	740,603	2,039	65,948	(218,536)	793,655
VIP Growth Portfolio Initial Class	955,875	878,277	546,928	42,224	(21,944)	(297,291)	967,989
VIP High Income Portfolio Initial Class	1,559,293	372,843	698,648	564	(53,379)	(137,464)	1,042,645
VIP Investment Grade Bond II Portfolio - Initial Class	-	27,608,220	3,257,417	-	(68,508)	(1,657,918)	22,624,377
VIP Investment Grade Bond Portfolio Initial Class	29,871,096	5,274,183	31,513,290	1,300,586	(2,846,561)	(785,428)	-
VIP Mid Cap Portfolio Initial Class	274,233	128,992	141,872	5,979	(3,719)	(59,225)	198,409
VIP Overseas Portfolio Initial Class	5,390,772	2,898,475	2,064,064	39,399	(152,753)	(1,889,888)	4,182,542
VIP Value Portfolio Initial Class	724,943	299,346	457,151	8,899	38,392	(136,853)	468,677
VIP Value Strategies Portfolio Initial Class	355,161	135,720	203,306	2,844	16,456	(73,056)	230,975
	78,178,495	53,828,618	56,411,362	1,531,941	(3,249,074)	(9,468,540)	62,878,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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